Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Argentina [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate
Argentina [Member] | Bottom of Range [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	25.00%
Argentina [Member] | Top of Range [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	35.00%
Luxembourg [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	15.00%
United Kingdom [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	19.00%	19.00%	19.00%	19.00%
United States of America [Member]
Deferred Tax and Income Tax (Details) - Schedule of Principal Statutory Taxes Rates in the Countries [Line Items]
Income tax rate	21.00%	21.00%	21.00%	21.00%